Derivative Financial Instruments - Summary of Notional Amounts and Fair Values of Financial Instruments Outstanding (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Derivatives, Fair Value [Line Items]
Document Period End Date	Feb. 29, 2016
Option Premiums, Fair Value	$ (2)
Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	3	$ 91
Derivative asset, notional amount	161	1,283
Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(2)	(35)
Derivative Liability, Notional Amount	189	788
Designated as Hedging Instrument | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	1	0
Designated as Hedging Instrument | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	0	(26)
Not Designated as Hedging Instrument | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset		30
Not Designated as Hedging Instrument | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability		(5)
Not Subject to Hedge Accounting | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	2	61
Not Subject to Hedge Accounting | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(2)	(4)
Currency forward contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	2	80
Derivative asset, notional amount	118	1,171
Currency forward contracts | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(2)	(21)
Derivative Liability, Notional Amount	166	654
Currency forward contracts | Designated as Hedging Instrument | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0	0
Currency forward contracts | Designated as Hedging Instrument | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	0	(13)
Currency forward contracts | Not Designated as Hedging Instrument | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset		19
Currency forward contracts | Not Designated as Hedging Instrument | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability		(4)
Currency forward contracts | Not Subject to Hedge Accounting | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	2	61
Currency forward contracts | Not Subject to Hedge Accounting | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(2)	(4)
Currency option contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	1	11
Derivative asset, notional amount	43	112
Currency option contracts | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	0	(14)
Derivative Liability, Notional Amount	23	134
Currency option contracts | Designated as Hedging Instrument | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	1	0
Currency option contracts | Designated as Hedging Instrument | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	0	(13)
Currency option contracts | Not Designated as Hedging Instrument | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset		11
Currency option contracts | Not Designated as Hedging Instrument | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability		(1)
Currency option contracts | Not Subject to Hedge Accounting | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0	0
Currency option contracts | Not Subject to Hedge Accounting | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	$ 0	$ 0